Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Michigan Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(1.44%)
Life of Class	(4.33%)
Inception Date	Jun. 21, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.44%)
Life of Class	(4.33%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.63%
Life of Class	(2.72%)
Class B
Average Annual Return:
1 Year	(2.12%)
Life of Class	(4.35%)
Inception Date	Jun. 21, 2006
Class C
Average Annual Return:
1 Year	1.74%
Life of Class	(4.04%)
Inception Date	Jun. 21, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	4.49%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.73%	[1]

[1]	From 06/30/06.